Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Oil and gas block [member] | Assets Under Construction [member] | KG-ONN-2003/1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	₨ 2,440
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		₨ 135,031